Share Purchase Warrants and Stock Options (Details) - Schedule of share purchase warrants outstanding	9 Months Ended
Sep. 30, 2021 shares
Class of Warrant or Right [Line Items]
Number of warrants	2,880
Warrant Expiry Date One [Member]
Class of Warrant or Right [Line Items]
Number of warrants	380
Exercise Price	324
Issuance date	10/10/2018
Expiry date	10/10/2021
Remaining life	10 days
Warrant Expiry Date Two [Member]
Class of Warrant or Right [Line Items]
Number of warrants	2,500
Exercise Price	30
Issuance date	11/21/2019
Expiry date	11/21/2022
Remaining life	1 year 1 month 20 days